OTHER OPERATING (LOSSES) GAINS - Additional Information (Details) $ in Thousands	1 Months Ended			3 Months Ended	12 Months Ended
	Oct. 31, 2016 contract	Jun. 30, 2016 USD ($) contract	Jan. 31, 2014 USD ($) contract	Sep. 30, 2016 contract	Dec. 31, 2017 USD ($) vessels	Dec. 31, 2016 USD ($) vessels	Dec. 31, 2015 USD ($) vessels
Property, Plant and Equipment [Line Items]
Gain (loss) on lease termination					$ 2,379	$ 89	$ 0
Gain (loss) on cancellation and sale of newbuilding contracts					2,378	(2,683)	108,923
Gain (Loss) On Sale Of Assets					0	0	78,167
Gain (Loss) on Termination of Lease					(2,379)	(89)	0
Avance Gas [Member]
Property, Plant and Equipment [Line Items]
Newbuildings sold to Avance Gas | contract			8
Gain (Loss) On Sale Of Assets						78,200	$ 78,200
Ship Finance International Limited [Member]
Property, Plant and Equipment [Line Items]
Gain (Loss) on Termination of Lease					$ 2,400
Fuel Efficient VLGC [Member]
Property, Plant and Equipment [Line Items]
Purchase of shares			$ 139,200
VLCC Vessels [Member]
Property, Plant and Equipment [Line Items]
Gain (loss) on lease termination						$ 2,800
Number of newbuilding contracts terminated | contract	4
VLCC Vessels [Member] | Ship Finance International Limited [Member]
Property, Plant and Equipment [Line Items]
number of capital leased vessels terminated | vessels					2	1
MR tanker [Member]
Property, Plant and Equipment [Line Items]
Newbuildings sold to Avance Gas | contract		6		5
Proceeds from Sale of Property, Plant, and Equipment		$ 172,500
Impairment loss						$ 18,200
Suezmax Vessels [Member] | Ship Finance International Limited [Member]
Property, Plant and Equipment [Line Items]
number of capital leased vessels terminated | vessels					2		1
Hull D2174 [Member]
Property, Plant and Equipment [Line Items]
Gain (loss) on lease termination							$ 1,700
proceeds from cancellation of newbuilding contract							7,600
Hull J0106 [Member]
Property, Plant and Equipment [Line Items]
Gain (loss) on lease termination							23,100
proceeds from cancellation of newbuilding contract							24,700
Hulls D2175 and D2176 [Member]
Property, Plant and Equipment [Line Items]
Gain (loss) on lease termination							3,000
Hull D2175 [Member]
Property, Plant and Equipment [Line Items]
proceeds from cancellation of newbuilding contract							7,300
Hull D2171 [Member]
Property, Plant and Equipment [Line Items]
Gain (loss) on lease termination							2,800
proceeds from cancellation of newbuilding contract							$ 11,900
Hull D2176 [Member]
Property, Plant and Equipment [Line Items]
Gain (loss) on cancellation and sale of newbuilding contracts						$ 7,300